Feb. 24, 2025
MM S&P 500 Index Fund
The following information will replace the information for the Fund found in the section titled Investment Objective (on page 17 of the Prospectus):
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE